Borrowings and derivative financial instrument - Reconciliation of EBITDA (Details) - ZAR (R) R in Millions		2 Months Ended	12 Months Ended
	Nov. 01, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
(Loss)/profit before royalties, carbon tax and tax			R (3,669)	R (38,794)	R 29,728
Adjusted for:
Amortisation and depreciation			8,810	10,012	7,087
Interest income			(1,337)	(1,369)	(1,203)
Finance expense			4,571	3,299	2,840
Share-based payments			251	113	218
(Gain)/loss on financial instruments			(5,433)	(235)	4,279
Loss/(gain) on foreign exchange differences			215	(1,973)	(616)
Share of results of equity-accounted investees after tax			(212)	1,174	(1,287)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable			447	(45)	(71)
Gain on disposal of property, plant and equipment			(55)	(105)	(162)
Impairments/(reversal of impairments)			9,173	47,454	(6)
Onerous contract provision			(817)	1,865	0
Gain on acquisition		R 0	0	(898)	0
Cyber security costs			67	0	0
Provision for community costs post closure			24	0	0
Loss on deconsolidation of subsidiaries			0	0	308
Gain on remeasurement of previous interest in Kroondal	R 0		0	(298)	0
Gain on increase in equity-accounted investment			(2)	(5)	0
Restructuring costs			550	515	363
Transaction costs			851	474	152
IFRS 16 lease payments			(244)	(263)	(163)
Profit on sale of Lonmin Canada			0	0	(145)
Compensation for losses incurred			(875)	0	0
Occupational healthcare gain			(76)	(365)	(211)
Adjusted EBITDA			13,088	20,556	41,111
Australia
Adjusted for:
Compensation for losses incurred			R (26)	R 0	R 0